Share Capital - Restricted stock, restricted stock units and performance units (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Minimum
Summary of awards:
Vesting period required	3 years	3 years
Maximum
Summary of awards:
Vesting period required	4 years	4 years
Restricted stock awards
Summary of awards:
Granted, shares		44	46	181
Weighted average grant date fair value (per share)		$ 37.11	$ 31.86	$ 29.44
Aggregate grant date fair value		$ 1,613	$ 1,463	$ 5,325
Compensation expense		3,889	5,239	4,419
Estimated tax benefit (charge)		709	$ 1,233	$ 1,047
Total unrecognized stock based compensation expense		$ 300
Period for recognition of unrecognized expense		1 year
Award activity:
Unvested at beginning of period, shares	275	433
Granted, shares		44	46	181
Vested, shares		(202)
Unvested at end of period, shares		275	433
Unvested at beginning of period, weighted average grant date fair value	$ 41.90	$ 36.41
Granted, weighted average grant date fair value		37.11
Vested, weighted average grant date fair value		29.08
Unvested at end of period, weighted average grant date fair value		$ 41.90	$ 36.41
Restricted stock units
Summary of awards:
Granted, shares	1,100	1,534	1,867	1,803
Aggregate grant date fair value	$ 38,300	$ 55,540	$ 57,134	$ 51,829
Compensation expense		48,937	41,879	32,874
Estimated tax benefit (charge)		13,271	$ 11,607	$ 8,813
Total unrecognized stock based compensation expense		$ 61,000
Period for recognition of unrecognized expense		1 year 3 months 18 days
Vesting period required		3 years
Award activity:
Unvested at beginning of period, shares	3,070	3,248
Granted, shares	1,100	1,534	1,867	1,803
Vested, shares		(1,536)
Forfeited, shares		(176)
Unvested at end of period, shares		3,070	3,248
Unvested at beginning of period, weighted average grant date fair value	$ 32.99	$ 28.93
Granted, weighted average grant date fair value		36.20
Vested, weighted average grant date fair value		27.67
Forfeited, weighted average grant date fair value		32.45
Unvested at end of period, weighted average grant date fair value		$ 32.99	$ 28.93
Performance units
Summary of awards:
Granted, shares	700	781	572	656
Potential maximum share payout	1,500	1,563	1,144	1,312
Aggregate grant date fair value	$ 25,600	$ 28,082	$ 16,345	$ 17,753
Compensation expense		12,942	24,089	1,041
Estimated tax benefit (charge)		1,459	$ 4,250	$ (176)
Total unrecognized stock based compensation expense		$ 27,900
Period for recognition of unrecognized expense		1 year 10 months 24 days
Vesting period required		3 years
Award activity:
Unvested at beginning of period, shares	1,881	2,540
Granted, shares	700	781	572	656
Vested, shares		(750)
Forfeited, shares		(63)
Performance driven reduction, shares		(627)
Unvested at end of period, shares		1,881	2,540
Unvested at beginning of period, weighted average grant date fair value	$ 31.02	$ 25.24
Granted, weighted average grant date fair value		35.94
Vested, weighted average grant date fair value		19.35
Forfeited, weighted average grant date fair value		30.03
Performance driven reduction, weighted average grant date fair value		27.74
Unvested at end of period, weighted average grant date fair value		$ 31.02	$ 25.24
Performance units | Minimum
Summary of awards:
Final payout percentage	0.00%	0.00%
Performance units | Maximum
Summary of awards:
Final payout percentage	200.00%	200.00%